Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share of common stock - CF ACQUISITION CORP. VI [Member] - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A – Public shares [Member]
Numerator:
Allocation of net loss						$ (13,610,073)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000	30,000,000	30,000,000	21,215,470		25,643,836
Basic and diluted net loss per share of common stock	$ 0.49	$ 0.05	$ 0.23	$ (0.05)		$ (0.53)
Class A – Private Placement Shares [Member]
Numerator:
Allocation of net loss						$ (317,568)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	700,000	700,000	700,000	495,028		598,356
Basic and diluted net loss per share of common stock	$ 0.49	$ 0.05	$ 0.23	$ (0.05)		$ (0.53)
Class B – Common stock [Member]
Numerator:
Allocation of net loss					$ (1,294)	$ (3,980,510)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding					7,500,000	7,500,000
Basic and diluted net loss per share of common stock					$ 0	$ (0.53)